INCOME TAX	12 Months Ended
Dec. 31, 2018
INCOME TAX
INCOME TAX

17. INCOME TAX

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiary to the Company is not subject to withholding tax in Hong Kong.

PRC

The Group’s PRC subsidiaries, the VIE, and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law ("CIT Law") and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located." Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of (loss)/income before income taxes are as follows:

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cayman	(4,788,106)	(39,610,348)	(34,397,077)
Hong Kong SAR	(645,109)	219,935	(4,507,360)
PRC, excluding Hong Kong SAR	(227,287,707)	(145,272,458)	(310,123,039)
Total	(232,720,922)	(184,662,871)	(349,027,476)

The Group had no current income tax expense for the years ended December 31, 2016, 2017 and 2018, as the entities in the Group had no taxable income in the respective years.

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as the Group’s PRC entities, have no retained earnings in any of the periods presented.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Computed expected income tax expense	(58,180,231)	(46,165,718)	(87,256,869)
Non-PRC entities not subject to income tax	1,358,304	9,847,603	9,726,109
Research and development expenses bonus deduction	(1,285,563)	(1,032,177)	(7,528,081)
Non-deductible share-based compensation expenses	19,576,226	15,631,775	66,374,951
Other non-deductible expenses	106,757	358,759	176,111
Change in valuation allowance	38,424,507	21,359,758	18,507,779
Actual income tax expense	—	—	—

b)    Deferred income tax assets

	As of December 31,
	2017	2018
	RMB	RMB
Net operating loss carry forwards	63,106,433	74,657,570
Accrued warranty	7,662,170	12,218,071
Accrued payroll and social insurance	4,112,541	5,099,295
Deferred revenue	2,499,515	3,225,283
Advertising expense	1,834,909	2,955,152
Allowance for doubtful accounts	489,061	57,037
Less: Valuation allowance	(79,704,629)	(98,212,408)
Total deferred income tax assets	—	—

As of December 31, 2018, the Group had net operating loss carry forwards of RMB298,630,280 attributable to the PRC subsidiaries, the VIE, and VIE’s subsidiaries. Tax losses of RMB70,541,275,  RMB125,990,557,  RMB50,592,424 and RMB51,506,024 will expire, if unused, by 2020, 2021, 2022 and 2023, respectively.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred accumulated net operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these accumulated net operating losses and other deferred income tax assets will not be utilized in the foreseeable future. Accordingly, the Group has provided full valuation allowance for the deferred income tax assets as of December 31, 2017 and 2018.

Changes in valuation allowance are as follows:

		For the Year Ended
		December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	19,920,364	58,344,871	79,704,629
Additions	38,424,507	21,359,758	18,507,779
Balance at the end of the year	58,344,871	79,704,629	98,212,408

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries for the years from 2014 to 2018 are open to examination by the PRC tax authorities.